Plan Description - Revenue Sharing (Details) - Covista Retirement Plan (the "Plan") - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Plan Description
Revenue sharing	$ 138,525	$ 138,110
Revenue sharing allocated to plan participants	57,810	50,334
Revenue sharing used to pay investment and administrative expenses	80,715	87,776
Total revenue sharing accounts	$ 263,443	$ 294,548
Minimum
Plan Description
Percentage of revenue sharing credits	0.02%
Maximum
Plan Description
Percentage of revenue sharing credits	0.10%